Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	7,332,434	7,000,053
Ordinary shares, shares outstanding	7,332,434	7,000,053